Revenue - Gain on Loans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue [Abstract]
Gain on sale of loans, net	$ 15,836	$ 9,589	$ 44,032	$ 42,809
Integrated partnership fees	2,441	2,830	7,184	8,108
Loan repurchase reserve recovery/(provision)	3,226	(866)	10,168	(178)
Total gain on loans, net	$ 21,503	$ 11,553	$ 61,384	$ 50,739